SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule Of Estimated Useful Lives For Significant Property And Equipment
Useful life
Office equipment and furniture	5 years
Electronic equipment	5 years
Transportation vehicles	5-10 years
Shorter of the lease term or estimated
Leasehold improvement	useful life

Schedule of Revenue disaggregated
	For the six months ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
Revenue from Sino-foreign Jointly Managed Academic Programs	$2,147,608	$1,420,418
Revenue from Technological Consulting Services for Smart Campus Solutions	166,641	338,003
Revenue from Overseas Study Consulting Services	329,678	26,033
Revenue from tailored job readiness training services	93,483	66,097
Total revenue	$2,737,410	$1,850,551

Summary of currency exchange rates
	June 30,	June 30,	December 31,
	2022	2021	2021
Period-end spot rate	US$1=RMB6.6981	US$1=RMB6.4566	US$1=RMB6.3640
Average rate	US$1=RMB6.4976	US$1=RMB6.4587	US$1=RMB6.4441